Non-trading securities (Tables)	6 Months Ended
Sep. 30, 2016
Non-trading securities
Non-trading securities reconciliation

	Millions of yen
	March 31, 2016
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥84,926	¥4,046	¥162	¥88,810
Other debt securities(2)	161,685	14,078	1,251	174,512
Equity securities(3)	42,132	24,101	233	66,000

Total	¥288,743	¥42,225	¥1,646	¥329,322

	Millions of yen
	September 30, 2016
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥76,764	¥2,036	¥466	¥78,334
Other debt securities(2)	140,648	5,356	4,351	141,653
Equity securities(3)	40,250	20,258	283	60,225

Total	¥257,662	¥27,650	¥5,100	¥280,212

(1)	Primarily Japanese government, agency and municipal securities.
(2)	Primarily corporate debt securities.
(3)	Primarily Japanese equities

Fair value of residual contractual maturity of non-trading debt securities

	Millions of yen
	September 30, 2016
	Total	Years to maturity
		Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥219,987	¥45,799	¥101,164	¥51,208	¥21,816

Fair value and gross unrealized losses of non-trading securities

	Millions of yen
	March 31, 2016
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥4,611	¥159	¥13,673	¥3	¥18,284	¥162
Other debt securities	35,606	1,251	—	—	35,606	1,251
Equity securities	4,113	233	—	—	4,113	233

Total	¥44,330	¥1,643	¥13,673	¥3	¥58,003	¥1,646

	Millions of yen
	September 30, 2016
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥3,632	¥466	¥—	¥—	¥3,632	¥466
Other debt securities	48,439	4,351	—	—	48,439	4,351
Equity securities	3,820	283	—	—	3,820	283

Total	¥55,891	¥5,100	¥—	¥—	¥55,891	¥5,100